RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties	the following table summarizes the transactions the partnership has entered into with related parties for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Transactions during the period
Business services revenues (1)	$154	$259	$439
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(1)Within the business services segment, the partnership provides construction and fuel supply services to affiliates of Brookfield.
Inclusive of those described above, the following table summarizes balances with related parties as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balances at end of period
Financial assets	$—	$118
Accounts and other receivable, net	182	579
Accounts payable and other (1)	346	603
Non-recourse borrowings in subsidiaries of the partnership	146	55
Interest of others in operating subsidiaries	4	—
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(1)Includes $245 million (2022: $315 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operation.